Right of use assets (Tables)	12 Months Ended
Dec. 31, 2023
Right of use assets
Right Of Use Assets
	December 31, 2023
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,847,617	$1,728,958	$118,659
Office Building	1,725,414	1,186,673	538,741
Printer	9,716	1,986	7,730
	3,582,747	2,917,617	665,130

	December 31, 2022
	Cost	Accumulated	Right of
	Base	Amortization	Use
Aircraft	$1,847,617	$1,407,743	$439,874
Office Building	1,725,414	915,773	809,641
Printer	9,716	139	9,577
	3,582,747	2,323,655	1,259,092